Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2022
Entity Registrant Name	dei_EntityRegistrantName	Texas Capital Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001972459
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	texas
Document Creation Date	dei_DocumentCreationDate	Oct. 10, 2023
Document Effective Date	dei_DocumentEffectiveDate	Oct. 11, 2023
Prospectus Date	rr_ProspectusDate	Oct. 11, 2023
Texas Capital Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TEXAS CAPITAL GOVERNMENT MONEY MARKET FUND Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Texas Capital Government Money Market Fund (the “Fund”) seeks to provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees on your purchases and sales of shares, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and examples below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	October 11, 2024
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other Expenses are estimated for the first fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you paid in connection with the purchase or sale of shares. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (except that the Example incorporates the fee waiver/expense reimbursement for only the first year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

The Fund is a money market fund and seeks to maintain a stable price of $1.00 per share. To do this, the Fund invests in a diversified portfolio of high quality, U.S. government money market instruments and in related repurchase agreements.

Money market instruments generally are short-term debt obligations and similar securities. They also may include longer-term bonds that have variable interest rates or other special features that give them the financial characteristics of short-term debt. The Fund has adopted a policy to invest 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) in order to qualify as a “government money market fund” under federal regulations. By operating as a government money market fund, the Fund is exempt from requirements that permit the imposition of a liquidity fee. Many U.S. government money market instruments pay income that is generally exempt from state and local income tax, although they may be subject to corporate franchise tax in some states. In addition, under normal circumstances, the Fund invests at least 80% of its net assets in U.S. government securities, including government securities subject to repurchase agreements.

The Fund may invest a significant percentage of its assets in repurchase agreements. Repurchase agreements are transactions in which the Fund purchases government securities and simultaneously commits to resell them to the same counterparty at a future time and at a price reflecting a market rate of interest.

Income from repurchase agreements may not be exempt from state and local income taxation. Repurchase agreements often offer a higher yield than investments directly in government securities. In deciding whether an investment in a repurchase agreement is more attractive than a direct investment in government securities, the Adviser considers the possible loss of this tax advantage.

Management process

Texas Capital Bank Private Wealth Advisors acts as the investment adviser. As investment adviser, the Adviser makes the Fund’s investment decisions. The Adviser selects money market instruments for the Fund based on its assessment of relative values and changes in market and economic conditions.

The Adviser considers safety of principal and liquidity in selecting securities for the Fund and thus may not buy securities that pay the highest yield.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk [Text Block]	rr_RiskTextBlock

The value of an investment in the Fund is subject to investment risks, which means investors could lose money. There is no assurance that the Fund will achieve its investment objective.

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investment in the Fund is not a deposit of the bank.

The Fund is subject to the risks described below. Each risk summarized below is considered a “principal risk” of investing in the Fund, regardless of the order in which it appears. For more information about the risks of investing in the Fund, see the section in the Fund’s Prospectus titled “Additional Information about the Fund’s Principal Investment Risks”.

Money market instruments generally have a low risk of loss, but they are not risk-free. The principal risks presented by an investment in the Fund are:

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

Liquidity Risk: Although the Fund invests in a diversified portfolio of high-quality instruments, the Fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the Fund’s ability to redeem its shares for cash may be affected.

Management Risk: The risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results.

Investment and Market Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time.  Markets can decline in value sharply and unpredictably which may affect the Fund’s ability to maintain a $1.00 share price. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

New Adviser Risk. The Adviser has only served as an adviser to a registered fund for less than one year. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

New Fund Risk. The Fund is new and does not have shares outstanding as of the date of this Prospectus. As a result, prospective investors have no track record or history on which to base their investment decisions. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size. Any liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The Fund is new and therefore does not have a performance history for a full calendar year. In the future, performance information for the Fund will be presented in this section. Updated performance information is also available on the Fund’s website at www.texascapital.com/etf-funds-management.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund is new and therefore does not have a performance history for a full calendar year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.texascapital.com/etf-funds-management
Texas Capital Government Money Market Fund | Credit Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Credit Risk: Issuers of money market instruments or financial institutions that have entered into repurchase agreements with the Fund may fail to make payments when due or complete transactions or they may become less willing or less able to do so.

Texas Capital Government Money Market Fund | Interest Rate Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Interest Rate Risk: The value of the Fund’s investments generally will fall when interest rates rise, and its yield will tend to lag behind prevailing rates. The Fund may face a heightened level of interest rate risk due to certain changes in general economic conditions, inflation and monetary policy, such as certain types of interest rate changes by the Federal Reserve.

Texas Capital Government Money Market Fund | U S Government Securities Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

U.S. Government Securities Risk: There are different types of U.S. government securities with different levels of credit risk, including the risk of default, depending on the nature of the particular government support for that security. For example, a U.S. government-sponsored entity, such as Federal National Mortgage Association (“Fannie Mae”) or Federal Home Loan Mortgage Corporation (“Freddie Mac”), although chartered or sponsored by an Act of Congress, may issue securities that are neither insured nor guaranteed by the U.S. Treasury and are therefore riskier than those that are.

Texas Capital Government Money Market Fund | Repurchase Agreements Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Repurchase Agreements Risk: Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations.

Texas Capital Government Money Market Fund | Liquidity Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Liquidity Risk: Although the Fund invests in a diversified portfolio of high-quality instruments, the Fund’s investments may become less liquid as a result of market developments or adverse investor perception. If this happens, the Fund’s ability to redeem its shares for cash may be affected.

Texas Capital Government Money Market Fund | Management Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock	Management Risk: The risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results.
Texas Capital Government Money Market Fund | Investment And Market Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Investment and Market Risk. As with all investments, an investment in the Fund is subject to investment risk. Investors in the Fund could lose money, including the possible loss of the entire principal amount of an investment, over short or prolonged periods of time.  Markets can decline in value sharply and unpredictably which may affect the Fund’s ability to maintain a $1.00 share price. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region, or financial market.

Texas Capital Government Money Market Fund | New Adviser Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Adviser Risk. The Adviser has only served as an adviser to a registered fund for less than one year. As a result, there is no long-term track record against which an investor may judge the Adviser and it is possible the Adviser may not achieve the Fund’s intended investment objective.

Texas Capital Government Money Market Fund | New Fund Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

New Fund Risk. The Fund is new and does not have shares outstanding as of the date of this Prospectus. As a result, prospective investors have no track record or history on which to base their investment decisions. In addition, there can be no assurance that the Fund will grow to or maintain an economically viable size. Any liquidation of the Fund could cause the Fund to incur elevated transaction costs for the Fund and negative tax consequences for its shareholders.

Texas Capital Government Money Market Fund | Operational Risk [Member]
Prospectus [Line Items]	rr_ProspectusLineItems
Risk [Text Block]	rr_RiskTextBlock

Operational Risk. The Fund is exposed to operational risks arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or systems failures.

Texas Capital Government Money Market Fund | Texas Capital Government Money Market Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TXGXX
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.34%	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.54%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.25%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 144

[1]	Other Expenses are estimated for the first fiscal year.
[2]	Texas Capital Bank Private Wealth Advisors (the “Adviser”) has contractually agreed to waive its fees and/or reimburse certain expenses (exclusive of any front-end sales loads, taxes, interest on borrowings, dividends on securities sold short, brokerage commissions, 12b-1 fees, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization and extraordinary expenses) to limit the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.25% of the Fund’s average daily net assets (the “Expense Limit”) through October 11, 2024. The contractual arrangement may only be changed or eliminated by the Board of Trustees upon 60 days’ written notice to the Adviser. The Adviser may recoup from the Fund any waived amount or reimbursed expenses pursuant to this agreement if such recoupment does not cause the Fund’s Total Annual Fund Operating Expenses after such recoupment to exceed the lesser of (i) the Expense Limit in effect at the time of the waiver or reimbursement and (ii) the Expense Limit in effect at the time of recoupment and the recoupment is made within three years after the end of the month in which the Adviser incurred the expense.